Stockholders' Equity - Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	$ (1,732)	$ (2,371)	$ (2,281)
Accumulated Net Unrealized Investment Gain (Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized or unamortized gains (losses)	(2,802)	(3,834)	(3,687)
Tax effect	1,070	1,463	1,406
Available for Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	245	(215)	349
Available for Sale Securities [Member] | Accumulated Net Unrealized Investment Gain (Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized or unamortized gains (losses)	397	(343)	571
Tax effect	(152)	128	(222)
Held to Maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	(1,977)	(2,156)	(2,630)
Held to Maturity Securities [Member] | Accumulated Net Unrealized Investment Gain (Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized or unamortized gains (losses)	(3,199)	(3,491)	(4,258)
Tax effect	$ 1,222	$ 1,335	$ 1,628